Commitments And Contingencies	12 Months Ended
Sep. 30, 2011
Commitments And Contingencies
Commitments And Contingencies

NOTE 12—COMMITMENTS AND CONTINGENCIES

Operating Leases

Future minimum lease payments for operating leases for fiscal years ending September 30 are as follows (in thousands):

2012	$1,484
2013	$1,280
2014	$1,258
2015	$290
2016	$0

Total rent expense under operating leases was approximately $4.4 million, $4.8 million and $4.1 million for fiscal years ended September 30, 2011, 2010, and 2009, respectively.

Litigation

We are party to a number of lawsuits which are ordinary, routine litigation incidental to our business, the outcome of which is not expected to have, either individually or in the aggregate, a material adverse effect on our financial position, results of operations or cash flows.

Other Matters

The Atwood Beacon operated in India from early December 2006 to the end of July 2008. A service tax in India was enacted in 2004 on revenues derived from seismic and exploration activities. This service tax law was subsequently amended in June 2007 and again in May 2008 to state that revenues derived from mining services and drilling services were specifically subject to this service tax. The contract terms with our customer in India provided that any liability incurred by us related to any taxes pursuant to laws not in effect at the time the contract was executed in 2005 was to be reimbursed by our customer. We believe any service taxes assessed by the Indian tax authorities under the 2007 or 2008 amendments are an obligation of our customer. Our customer is disputing this obligation on the basis that revenues derived from drilling services were taxable under the initial 2004 law and are, therefore, our obligation.

After reviewing the status of the drilling service we provided to our customer, the Indian tax authorities assessed service tax obligations on revenues derived from the Atwood Beacon commencing on June 1, 2007. The relevant Indian tax authority issued an extensive written ruling setting forth the application of the June 1, 2007 service tax regulation and confirming the position that drilling services, including the services performed under our contract with our customer prior to June 1, 2007, were not covered by the 2004 service tax law. The ruling of the Indian tax authority is currently subject to the review of the Tax Appeal Tribunal.

As of September 30, 2011, we have paid to the Indian government $10.1 million in service taxes and have accrued $1.8 million of additional service tax obligations in accrued liabilities on our consolidated balance sheets, for a total of $11.9 million relating to service taxes. We have recorded a corresponding $11.8 million long-term other receivable due from our customer relating to service taxes due under the contract. We intend to pursue collection of such amounts from our customer.